Expense Example	Oct. 09, 2025 USD ($)
AlphaDroid Broad Markets Momentum ETF | AlphaDroid Broad Markets Momentum ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	332
AlphaDroid Defensive Sector Rotation ETF | AlphaDroid Defensive Sector Rotation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	$ 381